WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 79.6%
COMMUNICATION SERVICES - 9.3%
Diversified Telecommunication Services - 4.1%
AT&T Inc., Senior Notes	3.800%	2/15/27	500,000	$483,044
AT&T Inc., Senior Notes	2.300%	6/1/27	1,680,000	1,522,458
AT&T Inc., Senior Notes	1.650%	2/1/28	3,220,000	2,789,944
AT&T Inc., Senior Notes	2.250%	2/1/32	1,550,000	1,241,710
AT&T Inc., Senior Notes	2.550%	12/1/33	420,000	330,242
AT&T Inc., Senior Notes	5.350%	9/1/40	480,000	463,990
AT&T Inc., Senior Notes	5.550%	8/15/41	450,000	440,710
AT&T Inc., Senior Notes	4.350%	6/15/45	352,000	291,312
AT&T Inc., Senior Notes	3.500%	9/15/53	620,000	430,778
AT&T Inc., Senior Notes	3.800%	12/1/57	27,290,000	19,434,562
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	1,150,000	972,486
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	370,000	363,090
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	150,000	141,389
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	360,000	317,906
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	518,000	503,657
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	380,000	339,999
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	780,000	616,292
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	2,040,000	1,709,147
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	3,294,000	2,658,196
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	3,160,000	2,987,392
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	2,950,000	2,735,310
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	1,320,000	1,307,476
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	1,830,000	1,257,242
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	210,000	160,388
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	100,000	80,089
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	540,000	344,982
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	5,400,000	3,932,467
Verizon Communications Inc., Senior Notes	3.875%	3/1/52	3,000,000	2,311,310

Total Diversified Telecommunication Services				50,167,568

Entertainment - 0.3%
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	320,000	299,993
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	410,000	374,757
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	1,830,000	1,599,744
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	130,000	105,257
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	1,830,000	1,429,556

Total Entertainment				3,809,307

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2023 Quarterly Report	1

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 3.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	600,000	$590,204
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	700,000	654,950
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	2,000,000	1,918,877
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	540,000	469,700
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	120,000	116,201
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	4,580,000	3,866,329
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	290,000	189,588
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	400,000	362,352
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	910,000	726,826
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	2,910,000	2,218,458
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.250%	4/1/53	17,000,000	13,268,721
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	500,000	387,183
Comcast Corp., Senior Notes	4.150%	10/15/28	1,220,000	1,190,532
Comcast Corp., Senior Notes	3.400%	4/1/30	280,000	258,992
Comcast Corp., Senior Notes	4.250%	10/15/30	5,280,000	5,120,263
Comcast Corp., Senior Notes	3.750%	4/1/40	330,000	275,910
Comcast Corp., Senior Notes	4.000%	8/15/47	140,000	115,608

See Notes to Schedule of Investments.

2	Western Asset SMASh Series C Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Comcast Corp., Senior Notes	3.969%	11/1/47	1,480,000	$1,213,121
Comcast Corp., Senior Notes	3.450%	2/1/50	1,010,000	756,929
Comcast Corp., Senior Notes	2.800%	1/15/51	1,580,000	1,034,480
Comcast Corp., Senior Notes	2.887%	11/1/51	2,000,000	1,318,170
Comcast Corp., Senior Notes	2.937%	11/1/56	2,634,000	1,689,070
Fox Corp., Senior Notes	5.576%	1/25/49	2,120,000	1,919,489
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	270,000	257,453
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,720,000	1,758,450
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	140,000	132,661
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	1,310,000	1,135,893
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	50,000	41,370

Total Media				42,987,780

Wireless Telecommunication Services - 1.3%
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	100,000	95,027
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	540,000	451,990
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	11,970,000	10,672,970
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	2,820,000	2,269,185
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	270,000	237,241
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	1,720,000	1,243,658
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	780,000	539,805

Total Wireless Telecommunication Services				15,509,876

TOTAL COMMUNICATION SERVICES				112,474,531

CONSUMER DISCRETIONARY - 4.5%
Automobiles - 0.6%
General Motors Co., Senior Notes	6.600%	4/1/36	350,000	355,563
General Motors Co., Senior Notes	5.150%	4/1/38	220,000	195,700
General Motors Co., Senior Notes	6.250%	10/2/43	1,000,000	947,990
General Motors Co., Senior Notes	5.200%	4/1/45	1,000,000	832,899
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	260,000	250,881
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	1,070,000	1,059,352	(a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	2,190,000	2,034,437	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	2,000,000	1,788,422	(a)

Total Automobiles				7,465,244

Broadline Retail - 2.2%
Amazon.com Inc., Senior Notes	3.450%	4/13/29	3,020,000	2,888,321
Amazon.com Inc., Senior Notes	1.500%	6/3/30	1,560,000	1,289,007
Amazon.com Inc., Senior Notes	2.100%	5/12/31	11,180,000	9,460,982
Amazon.com Inc., Senior Notes	3.600%	4/13/32	8,260,000	7,752,866
Amazon.com Inc., Senior Notes	3.875%	8/22/37	510,000	467,885

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2023 Quarterly Report	3

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Broadline Retail - (continued)
Amazon.com Inc., Senior Notes	4.050%	8/22/47	500,000	$444,359
Amazon.com Inc., Senior Notes	3.100%	5/12/51	4,880,000	3,573,762
Amazon.com Inc., Senior Notes	4.250%	8/22/57	120,000	106,591
Amazon.com Inc., Senior Notes	2.700%	6/3/60	1,580,000	1,003,860

Total Broadline Retail				26,987,633

Hotels, Restaurants & Leisure - 1.2%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	2,000,000	1,930,119
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	4,920,000	4,602,873
McDonald’s Corp., Senior Notes	3.625%	9/1/49	5,570,000	4,291,613
Sands China Ltd., Senior Notes	5.625%	8/8/25	1,320,000	1,285,477
Sands China Ltd., Senior Notes	2.800%	3/8/27	950,000	818,560
Sands China Ltd., Senior Notes	5.900%	8/8/28	1,000,000	945,824
Sands China Ltd., Senior Notes	3.350%	3/8/29	570,000	470,712

Total Hotels, Restaurants & Leisure				14,345,178

Specialty Retail - 0.5%
Home Depot Inc., Senior Notes	3.300%	4/15/40	1,050,000	843,447
Home Depot Inc., Senior Notes	4.950%	9/15/52	3,520,000	3,417,935
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	820,000	703,704
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	1,200,000	1,173,505

Total Specialty Retail				6,138,591

TOTAL CONSUMER DISCRETIONARY				54,936,646

CONSUMER STAPLES - 3.6%
Beverages - 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	1,640,000	1,597,361
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,450,000	1,419,926
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	620,000	624,801
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	270,000	253,560
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	410,000	376,336
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	7,782,000	7,157,487
Coca-Cola Co., Senior Notes	2.500%	6/1/40	130,000	97,677
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	350,000	343,311
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	490,000	481,550

Total Beverages				12,352,009

See Notes to Schedule of Investments.

4	Western Asset SMASh Series C Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Consumer Staples Distribution & Retail - 0.1%
Costco Wholesale Corp., Senior Notes	1.750%	4/20/32	1,250,000	$1,014,196

Food Products - 0.2%
Mars Inc., Senior Notes	3.200%	4/1/30	2,000,000	1,834,483	(a)

Personal Care Products - 0.1%
Haleon US Capital LLC, Senior Notes	3.375%	3/24/27	660,000	623,913
Haleon US Capital LLC, Senior Notes	3.375%	3/24/29	450,000	414,191
Haleon US Capital LLC, Senior Notes	3.625%	3/24/32	710,000	637,693

Total Personal Care Products				1,675,797

Tobacco - 2.2%
Altria Group Inc., Senior Notes	4.400%	2/14/26	125,000	123,660
Altria Group Inc., Senior Notes	4.800%	2/14/29	44,000	43,056
Altria Group Inc., Senior Notes	2.450%	2/4/32	840,000	658,167
Altria Group Inc., Senior Notes	3.400%	2/4/41	1,050,000	720,363
Altria Group Inc., Senior Notes	3.700%	2/4/51	9,400,000	6,100,580
BAT Capital Corp., Senior Notes	3.557%	8/15/27	11,180,000	10,284,138
BAT Capital Corp., Senior Notes	7.750%	10/19/32	4,140,000	4,534,569
Cargill Inc., Senior Notes	1.375%	7/23/23	370,000	367,973	(a)
Reynolds American Inc., Senior Notes	5.850%	8/15/45	4,150,000	3,630,794

Total Tobacco				26,463,300

TOTAL CONSUMER STAPLES				43,339,785

ENERGY - 11.7%
Oil, Gas & Consumable Fuels - 11.7%
Apache Corp., Senior Notes	4.250%	1/15/30	200,000	179,816
Apache Corp., Senior Notes	5.100%	9/1/40	2,000,000	1,648,040
BP Capital Markets America Inc., Senior Notes	3.001%	3/17/52	7,600,000	5,118,146
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	500,000	479,138
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	3,470,000	3,023,398	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	2,446,000	2,042,417	(a)
ConocoPhillips, Senior Notes	6.500%	2/1/39	120,000	137,402
Continental Resources Inc., Senior Notes	2.268%	11/15/26	340,000	304,198	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,680,000	1,580,486
Continental Resources Inc., Senior Notes	5.750%	1/15/31	320,000	305,095	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,740,000	1,652,665
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	2,570,000	2,426,304
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,450,000	1,469,826
Devon Energy Corp., Senior Notes	4.500%	1/15/30	350,000	329,391
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,380,000	2,210,790
Devon Energy Corp., Senior Notes	4.750%	5/15/42	750,000	628,619
Devon Energy Corp., Senior Notes	5.000%	6/15/45	780,000	670,224

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2023 Quarterly Report	5

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	5,240,000	$4,737,684
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	900,000	767,707
Ecopetrol SA, Senior Notes	5.875%	11/2/51	10,350,000	6,645,483
Energy Transfer LP, Senior Notes	2.900%	5/15/25	2,920,000	2,775,323
Energy Transfer LP, Senior Notes	4.950%	6/15/28	190,000	185,778
Energy Transfer LP, Senior Notes	5.250%	4/15/29	550,000	543,345
Energy Transfer LP, Senior Notes	3.750%	5/15/30	3,040,000	2,755,107
Energy Transfer LP, Senior Notes	5.300%	4/1/44	40,000	33,905
Energy Transfer LP, Senior Notes	5.400%	10/1/47	640,000	551,216
Energy Transfer LP, Senior Notes	6.250%	4/15/49	2,830,000	2,697,961
Energy Transfer LP, Senior Notes	5.000%	5/15/50	750,000	614,368
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	1,710,000	1,652,350
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	450,000	406,565
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	3,420,000	3,012,100
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	320,000	285,828
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	110,000	89,170
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	210,000	156,566
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	2,380,000	1,780,028
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	2,450,000	2,002,488	(b)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	2,190,000	2,166,747
EOG Resources Inc., Senior Notes	4.375%	4/15/30	2,130,000	2,101,158
EOG Resources Inc., Senior Notes	4.950%	4/15/50	5,580,000	5,419,945
EQT Corp., Senior Notes	7.000%	2/1/30	5,000,000	5,180,250
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	1,990,000	1,878,939
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	2,060,000	1,788,933
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	2,720,000	2,433,249
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	12,290,000	9,482,202	(a)
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	1,280,000	1,237,779
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	200,000	181,701
MPLX LP, Senior Notes	4.125%	3/1/27	550,000	533,169
MPLX LP, Senior Notes	4.800%	2/15/29	200,000	194,803

See Notes to Schedule of Investments.

6	Western Asset SMASh Series C Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
MPLX LP, Senior Notes	5.200%	3/1/47	290,000	$250,587
MPLX LP, Senior Notes	5.200%	12/1/47	420,000	358,633
MPLX LP, Senior Notes	5.500%	2/15/49	510,000	455,426
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	2,640,000	2,635,829
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,500,000	1,391,655
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	200,000	183,282
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,300,000	2,081,098
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	600,000	652,317
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	200,000	221,539
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	200,000	203,704
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	950,000	721,245
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,360,000	2,441,561
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	450,000	334,627
Pertamina Persero PT, Senior Notes	5.625%	5/20/43	4,500,000	4,276,372	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	3,000,000	3,017,400
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	3,000,000	2,558,376
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,280,000	1,634,437	(a)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,100,000	644,651
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	1,307,000	789,808
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	520,000	470,750
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	660,000	536,612
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	1,540,000	1,259,822
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,000,000	915,746
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,500,000	1,329,692
Shell International Finance BV, Senior Notes	3.250%	4/6/50	1,000,000	734,002
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	2,010,000	1,996,533	(a)
Targa Resources Corp., Senior Notes	5.200%	7/1/27	1,770,000	1,748,204
Targa Resources Corp., Senior Notes	6.250%	7/1/52	290,000	274,205
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	1,800,000	1,658,070
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,630,000	2,262,173	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	4,360,000	4,621,375
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	530,000	472,614
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	2,650,000	2,046,913
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	1,380,000	1,318,006

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2023 Quarterly Report	7

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	300,000	$282,421
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	2,680,000	2,386,018
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	400,000	319,732
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	1,870,000	1,782,294
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	280,000	334,095
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	1,470,000	1,302,975

TOTAL ENERGY				141,402,601

FINANCIALS - 24.4%
Banks - 15.8%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,850,000	1,795,173	(a)
ABN AMRO Bank NV, Subordinated Notes	4.800%	4/18/26	3,000,000	2,900,477	(a)
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	800,000	752,784	(b)
Bank of America Corp., Senior Notes	5.000%	1/21/44	2,910,000	2,740,910
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	4,040,000	3,707,900	(b)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	13,500,000	10,970,326	(b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	600,000	504,484	(b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	3,550,000	2,962,914	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.040%)	3.419%	12/20/28	599,000	551,232	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	500,000	466,494	(b)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	6,480,000	6,269,495	(b)
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,010,000	988,173
Bank of Montreal, Senior Notes	1.850%	5/1/25	990,000	927,807
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	100,000	89,297	(b)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	4,450,000	3,869,569	(b)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	1,000,000	955,512	(b)

See Notes to Schedule of Investments.

8	Western Asset SMASh Series C Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	6,800,000	$6,321,427	(b)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	890,000	853,398	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	1,080,000	1,002,971	(a)(b)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	5,000,000	4,312,166	(a)(b)
BNP Paribas SA, Subordinated Notes	4.375%	5/12/26	6,490,000	6,222,662	(a)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	6,200,000	6,043,201	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,500,000	2,447,970	(a)
BPCE SA, Subordinated Notes	4.875%	4/1/26	3,000,000	2,905,642	(a)
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,190,000	2,784,762
Citigroup Inc., Senior Notes	4.650%	7/23/48	980,000	871,980
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	1,820,000	1,525,197	(b)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	260,000	230,998	(b)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	14,500,000	14,106,265	(b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	3,300,000	3,224,444
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	630,000	630,251
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	3,840,000	3,692,055
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	363,000	332,612
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	670,000	565,768
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	2,750,000	2,679,722
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	3,060,000	2,875,608
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	2,110,000	1,858,471	(a)(b)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	3,000,000	2,774,377	(a)(b)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	200,000	198,578	(a)
Danske Bank A/S, Senior Notes (1.226% to 6/22/23 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.226%	6/22/24	2,440,000	2,433,738	(a)(b)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	2,000,000	1,906,403	(a)(b)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	1,860,000	1,816,790	(a)(b)

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2023 Quarterly Report	9

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	2,880,000	$2,706,870	(a)(b)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,810,000	1,767,457
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	2,390,000	2,306,117
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	200,000	189,836	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	870,000	856,360
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	1,000,000	966,883
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	5,920,000	5,363,994	(b)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,830,000	2,753,436	(a)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	170,000	159,930	(b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	2,850,000	2,422,696	(b)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	1,280,000	886,117	(b)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. Term SOFR + 1.482%)	3.897%	1/23/49	380,000	304,036	(b)
JPMorgan Chase & Co., Senior Notes (4.032% to 7/24/47 then 3 mo. Term SOFR + 1.722%)	4.032%	7/24/48	2,500,000	2,045,957	(b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. Term SOFR + 1.522%)	4.203%	7/23/29	570,000	546,054	(b)
JPMorgan Chase & Co., Senior Notes (4.912% to 7/25/32 then SOFR + 2.080%)	4.912%	7/25/33	22,705,000	22,343,041	(b)
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	1,330,000	1,298,811
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	850,000	788,270
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then 3 mo. Term SOFR + 2.515%)	2.956%	5/13/31	600,000	513,102	(b)
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	4,200,000	4,047,699
Lloyds Banking Group PLC, Subordinated Notes	4.582%	12/10/25	467,000	445,920
NatWest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	199,641	(b)
NatWest Group PLC, Senior Notes (5.076% to 1/27/29 then 3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	4,000,000	3,883,045	(b)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	919,000	751,801	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	310,000	283,331	(a)

See Notes to Schedule of Investments.

10	Western Asset SMASh Series C Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	10,000	$9,413	(b)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	130,000	111,757	(b)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	13,687,000	11,819,545	(b)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	385,866
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	590,000	555,514
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,590,000	1,352,187
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	3,780,000	3,294,295
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	990,000	801,577

Total Banks				191,230,561

Capital Markets - 5.4%
Credit Suisse AG, Senior Notes	3.625%	9/9/24	550,000	527,059
Credit Suisse AG, Senior Notes	3.700%	2/21/25	1,380,000	1,312,083
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	12,760,000	11,246,536	(a)(b)
Credit Suisse Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	730,000	746,841	(a)(b)
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	0	335,633
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	1,740,000	1,563,104
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	1,980,000	1,377,932	(b)
Goldman Sachs Group Inc., Senior Notes (3.436% to 2/24/42 then SOFR + 1.632%)	3.436%	2/24/43	5,980,000	4,482,465	(b)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	1,000,000	948,478	(b)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	420,000	307,954	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,330,000	1,296,446
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,540,000	1,645,119
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,010,000	933,392
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	500,000	434,858	(a)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	3,710,000	3,174,222	(b)
Morgan Stanley, Senior Notes (6.342% to 10/18/32 then SOFR + 2.560%)	6.342%	10/18/33	16,200,000	17,363,383	(b)
UBS Group AG, Senior Notes	4.125%	9/24/25	1,440,000	1,383,740	(a)

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2023 Quarterly Report	11

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
UBS Group AG, Senior Notes	4.253%	3/23/28	14,060,000	$13,147,195	(a)
UBS Group AG, Senior Notes (3.126% to 8/13/29 then 3 mo. USD LIBOR + 1.468%)	3.126%	8/13/30	4,040,000	3,463,115	(a)(b)

Total Capital Markets				65,689,555

Financial Services - 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.150%	2/15/24	1,020,000	1,000,206
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	1,450,000	1,293,759
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	1,130,000	980,381
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	690,000	561,237
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	400,000	353,837	(a)
Mastercard Inc., Senior Notes	3.650%	6/1/49	13,610,000	11,233,591
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	380,000	354,605	(a)
Vanguard Group Inc.	3.050%	8/22/50	8,550,000	5,517,062	(c)(d)
Visa Inc., Senior Notes	4.300%	12/14/45	7,985,000	7,420,662
Voya Financial Inc., Senior Notes	5.700%	7/15/43	1,440,000	1,376,212

Total Financial Services				30,091,552

Insurance - 0.7%
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	413,000	302,144
MetLife Inc., Senior Notes	4.050%	3/1/45	500,000	412,704
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	900,000	820,222	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	7,580,000	6,278,060	(a)

Total Insurance				7,813,130

Mortgage Real Estate Investment Trusts (REITs) - 0.0%††
Blackstone Holdings Finance Co. LLC, Senior Notes	5.000%	6/15/44	500,000	429,019	(a)

TOTAL FINANCIALS				295,253,817

HEALTH CARE - 8.5%
Biotechnology - 2.4%
AbbVie Inc., Senior Notes	3.800%	3/15/25	150,000	146,790
AbbVie Inc., Senior Notes	3.600%	5/14/25	1,080,000	1,052,453
AbbVie Inc., Senior Notes	2.950%	11/21/26	1,450,000	1,368,213
AbbVie Inc., Senior Notes	3.200%	11/21/29	9,410,000	8,545,132
AbbVie Inc., Senior Notes	4.400%	11/6/42	6,270,000	5,508,351

See Notes to Schedule of Investments.

12	Western Asset SMASh Series C Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Biotechnology - (continued)
AbbVie Inc., Senior Notes	4.875%	11/14/48	8,190,000	$7,598,357
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	2,210,000	2,146,033
Gilead Sciences Inc., Senior Notes	4.800%	4/1/44	400,000	376,169
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	2,700,000	2,527,946

Total Biotechnology				29,269,444

Health Care Equipment & Supplies - 0.8%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	2,660,000	2,679,642
Abbott Laboratories, Senior Notes	4.900%	11/30/46	6,130,000	6,129,764
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	357,000	322,365

Total Health Care Equipment & Supplies				9,131,771

Health Care Providers & Services - 4.2%
Cigna Group, Senior Notes	4.125%	11/15/25	280,000	274,292
Cigna Group, Senior Notes	4.375%	10/15/28	700,000	682,627
Cigna Group, Senior Notes	4.800%	8/15/38	1,680,000	1,579,631
Cigna Group, Senior Notes	3.400%	3/15/50	8,900,000	6,346,527
CVS Health Corp., Senior Notes	4.300%	3/25/28	438,000	427,039
CVS Health Corp., Senior Notes	2.125%	9/15/31	590,000	474,781
CVS Health Corp., Senior Notes	5.125%	7/20/45	4,030,000	3,675,096
CVS Health Corp., Senior Notes	4.250%	4/1/50	5,590,000	4,546,640
Elevance Health Inc., Senior Notes	3.650%	12/1/27	2,990,000	2,852,358
Elevance Health Inc., Senior Notes	4.100%	5/15/32	4,100,000	3,858,544
Humana Inc., Senior Notes	3.950%	3/15/27	2,130,000	2,055,914
Humana Inc., Senior Notes	3.700%	3/23/29	1,350,000	1,252,524
Humana Inc., Senior Notes	2.150%	2/3/32	2,190,000	1,743,147
Humana Inc., Senior Notes	4.950%	10/1/44	2,470,000	2,230,085
Humana Inc., Senior Notes	4.800%	3/15/47	2,000,000	1,774,174
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	7,140,000	6,908,642
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	3,240,000	3,125,009
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	1,140,000	1,075,801
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	130,000	113,501
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	1,020,000	919,065
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	780,000	619,931
UnitedHealth Group Inc., Senior Notes	5.875%	2/15/53	1,530,000	1,674,124
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	4,620,000	3,136,149

Total Health Care Providers & Services				51,345,601

Pharmaceuticals - 1.1%
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	2,767,000	2,606,040
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	2,000,000	1,745,277
Pfizer Inc., Senior Notes	1.700%	5/28/30	150,000	125,160

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2023 Quarterly Report	13

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Pfizer Inc., Senior Notes	2.550%	5/28/40	2,270,000	$1,649,950
Pfizer Inc., Senior Notes	4.000%	3/15/49	5,770,000	5,035,741
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	96,000	95,349
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,500,000	2,234,386

Total Pharmaceuticals				13,491,903

TOTAL HEALTH CARE				103,238,719

INDUSTRIALS - 6.5%
Aerospace & Defense - 5.0%
Boeing Co., Senior Notes	1.433%	2/4/24	4,430,000	4,298,122
Boeing Co., Senior Notes	2.500%	3/1/25	500,000	474,166
Boeing Co., Senior Notes	2.196%	2/4/26	2,150,000	2,001,340
Boeing Co., Senior Notes	3.100%	5/1/26	500,000	471,233
Boeing Co., Senior Notes	2.800%	3/1/27	630,000	577,825
Boeing Co., Senior Notes	3.200%	3/1/29	1,960,000	1,766,309
Boeing Co., Senior Notes	5.150%	5/1/30	1,870,000	1,855,512
Boeing Co., Senior Notes	3.250%	2/1/35	3,150,000	2,538,355
Boeing Co., Senior Notes	5.705%	5/1/40	1,500,000	1,479,108
Boeing Co., Senior Notes	3.750%	2/1/50	860,000	634,326
Boeing Co., Senior Notes	5.805%	5/1/50	16,100,000	15,779,869
General Dynamics Corp., Senior Notes	4.250%	4/1/40	80,000	73,275
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	950,000	877,662
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	2,380,000	2,249,229
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	5,000,000	4,884,573
Lockheed Martin Corp., Senior Notes	4.090%	9/15/52	16,160,000	13,943,825
Northrop Grumman Corp., Senior Notes	4.030%	10/15/47	4,750,000	3,978,398
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	110,000	106,487
Raytheon Technologies Corp., Senior Notes	4.050%	5/4/47	2,430,000	2,047,341

Total Aerospace & Defense				60,036,955

Air Freight & Logistics - 0.5%
DP World Ltd., Senior Notes	5.625%	9/25/48	7,000,000	6,502,825	(a)

Building Products - 0.1%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	760,000	655,139
Carrier Global Corp., Senior Notes	2.700%	2/15/31	110,000	93,098
Carrier Global Corp., Senior Notes	3.577%	4/5/50	60,000	43,167

Total Building Products				791,404

Ground Transportation - 0.4%
Union Pacific Corp., Senior Notes	2.891%	4/6/36	2,110,000	1,701,635

See Notes to Schedule of Investments.

14	Western Asset SMASh Series C Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Ground Transportation - (continued)
Union Pacific Corp., Senior Notes	3.839%	3/20/60	2,930,000	$2,283,393
Union Pacific Corp., Senior Notes	3.750%	2/5/70	1,680,000	1,259,575

Total Ground Transportation				5,244,603

Industrial Conglomerates - 0.3%
3M Co., Senior Notes	2.375%	8/26/29	500,000	429,836
3M Co., Senior Notes	3.050%	4/15/30	540,000	480,571
3M Co., Senior Notes	3.250%	8/26/49	4,650,000	3,167,594

Total Industrial Conglomerates				4,078,001

Machinery - 0.0%††
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	250,000	236,220

Passenger Airlines - 0.1%
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,500,000	1,448,631
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	126,000	123,623	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	150,000	144,983	(a)

Total Passenger Airlines				1,717,237

Trading Companies & Distributors - 0.1%
Air Lease Corp., Senior Notes	3.375%	7/1/25	550,000	521,954

TOTAL INDUSTRIALS				79,129,199

INFORMATION TECHNOLOGY - 2.9%
Semiconductors & Semiconductor Equipment - 1.5%
Applied Materials Inc., Senior Notes	1.750%	6/1/30	2,100,000	1,753,137
Broadcom Inc., Senior Notes	4.150%	11/15/30	709,000	652,809
Broadcom Inc., Senior Notes	3.137%	11/15/35	1,180,000	900,214	(a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	90,000	67,407	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	959,000	863,250	(a)
Intel Corp., Senior Notes	4.750%	3/25/50	1,950,000	1,715,453
Intel Corp., Senior Notes	3.050%	8/12/51	820,000	539,330
KLA Corp., Senior Notes	4.650%	7/15/32	500,000	499,989
NVIDIA Corp., Senior Notes	3.500%	4/1/50	3,900,000	3,132,482
NVIDIA Corp., Senior Notes	3.700%	4/1/60	2,150,000	1,698,818
Texas Instruments Inc., Senior Notes	3.650%	8/16/32	2,650,000	2,479,124
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	700,000	632,510
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	2,880,000	2,436,173

Total Semiconductors & Semiconductor Equipment				17,370,696

Software - 1.1%
Oracle Corp., Senior Notes	1.650%	3/25/26	5,490,000	5,015,610
Oracle Corp., Senior Notes	2.950%	4/1/30	400,000	350,218

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2023 Quarterly Report	15

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - (continued)
Oracle Corp., Senior Notes	3.250%	5/15/30	5,490,000	$4,891,080
Workday Inc., Senior Notes	3.700%	4/1/29	3,697,000	3,441,497

Total Software				13,698,405

Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc., Senior Notes	3.950%	8/8/52	3,864,000	3,372,915

TOTAL INFORMATION TECHNOLOGY				34,442,016

MATERIALS - 3.5%
Chemicals - 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	720,000	700,422	(a)

Metals & Mining - 2.4%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	280,000	272,511	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	3,600,000	3,412,071	(a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	6,750,000	6,825,942
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	1,000,000	1,021,809
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	5,540,000	5,029,072
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	490,000	482,539	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	9,380,000	8,739,652
Teck Resources Ltd., Senior Notes	3.900%	7/15/30	870,000	797,612
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,639,000	2,745,199

Total Metals & Mining				29,326,407

Paper & Forest Products - 1.0%
Celulosa Arauco y Constitucion SA, Senior Notes	5.500%	4/30/49	7,500,000	6,265,250	(a)
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	3,880,000	3,840,230
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	3,000,000	2,548,156

Total Paper & Forest Products				12,653,636

TOTAL MATERIALS				42,680,465

REAL ESTATE - 0.2%
Retail REITs - 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	1,910,000	1,804,494	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	400,000	285,761	(a)

TOTAL REAL ESTATE				2,090,255

See Notes to Schedule of Investments.

16	Western Asset SMASh Series C Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 4.5%
Electric Utilities - 4.5%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	2,400,000	$1,993,622	(a)
Duke Energy Indiana LLC, First Mortgage Bonds	3.250%	10/1/49	700,000	496,407
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	9,960,000	9,542,875
FirstEnergy Corp., Senior Notes	5.100%	7/15/47	13,220,000	11,716,310
MidAmerican Energy Co., First Mortgage Bonds	3.950%	8/1/47	3,751,000	3,098,845
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	1,610,000	1,394,617
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	580,000	363,083
Perusahaan Listrik Negara, Senior Notes	5.250%	5/15/47	8,000,000	6,889,040	(e)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	6.250%	1/25/49	5,000,000	4,858,250	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.875%	7/17/49	4,450,000	3,597,989	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.375%	2/5/50	5,500,000	4,120,681	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.000%	6/30/50	8,660,000	6,150,088	(a)

TOTAL UTILITIES				54,221,807

TOTAL CORPORATE BONDS & NOTES (Cost - $1,016,532,660)				963,209,841

SOVEREIGN BONDS - 8.2%
Brazil - 0.2%
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	3,610,000	2,794,459

Colombia - 2.1%
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	38,670,000	25,792,862

Indonesia - 0.5%
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	7,210,000	5,723,886

Israel - 0.5%
Israel Government International Bond, Senior Notes	4.125%	1/17/48	7,060,000	5,974,426

Kazakhstan - 0.3%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	4,290,000	3,847,053	(a)

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2023 Quarterly Report	17

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Mexico - 3.5%
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	53,510,000	$41,588,122

Panama - 0.7%
Panama Government International Bond, Senior Notes	4.500%	4/1/56	11,270,000	8,372,098

Uruguay - 0.4%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	620,000	619,565
Uruguay Government International Bond, Senior Notes	5.750%	10/28/34	2,270,000	2,485,362
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	2,000,000	1,971,777

Total Uruguay				5,076,704

TOTAL SOVEREIGN BONDS (Cost - $91,694,367)				99,169,610

ASSET-BACKED SECURITIES - 4.6%
AB BSL CLO Ltd., 2023-4A A (3 mo. Term SOFR + 2.000%)	6.957%	4/20/36	1,200,000	1,200,662	(a)(b)
Ballyrock CLO Ltd., 2018-1A A1 (3 mo. USD LIBOR + 1.000%)	6.250%	4/20/31	2,530,000	2,504,700	(a)(b)
Benefit Street Partners CLO Ltd., 2014-IVA ARRR (3 mo. USD LIBOR + 1.180%)	6.430%	1/20/32	1,000,000	986,822	(a)(b)(f)
BlueMountain CLO Ltd., 2015-3A A1R (3 mo. USD LIBOR + 1.000%)	6.250%	4/20/31	3,000,000	2,957,546	(a)(b)
BlueMountain CLO Ltd., 2021-28A A (3 mo. USD LIBOR + 1.260%)	6.520%	4/15/34	9,440,000	9,291,019	(a)(b)
Carlyle Global Market Strategies CLO Ltd., 2013-4A CRR (3 mo. USD LIBOR + 1.750%)	7.010%	1/15/31	500,000	479,143	(a)(b)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	6.342%	7/27/31	1,983,665	1,967,074	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	6.950%	4/20/29	3,000,000	2,962,036	(a)(b)
Cerberus Loan Funding LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	7.110%	10/15/31	815,075	813,673	(a)(b)
CIFC Funding Ltd., 2017-1A AR (3 mo. USD LIBOR + 1.010%)	6.271%	4/23/29	1,599,399	1,587,274	(a)(b)
Dryden CLO Ltd., 2019-75A AR2 (3 mo. USD LIBOR + 1.040%)	6.300%	4/15/34	2,390,000	2,330,785	(a)(b)
GoldenTree Loan Opportunities Ltd., 2014-9A AR2 (3 mo. USD LIBOR + 1.110%)	6.409%	10/29/29	800,942	799,070	(a)(b)

See Notes to Schedule of Investments.

18	Western Asset SMASh Series C Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Golub Capital Partners CLO Ltd., 2023-66A A (3 mo. Term SOFR + 1.950%)	6.926%	4/25/36	1,580,000	$1,577,293	(a)(b)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.010%)	6.270%	4/15/31	4,000,000	3,939,943	(a)(b)
Halsey Point CLO Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	6.749%	11/30/32	700,000	691,875	(a)(b)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	1,466,040	1,189,992	(a)
KKR CLO Ltd., 32A A1 (3 mo. USD LIBOR + 1.320%)	6.580%	1/15/32	870,000	861,607	(a)(b)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	6.850%	10/20/30	2,680,000	2,614,672	(a)(b)
Octagon Investment Partners Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	6.321%	2/14/31	9,000,000	8,878,500	(a)(b)
Owl Rock CLO Ltd., 2020-3A A1L (3 mo. USD LIBOR + 1.800%)	7.050%	4/20/32	2,000,000	1,978,006	(a)(b)
Voya CLO Ltd., 2017-3A A1R (3 mo. USD LIBOR + 1.040%)	6.290%	4/20/34	1,530,000	1,493,280	(a)(b)
Whitebox CLO Ltd., 2019-1A ANAR (3 mo. USD LIBOR + 1.130%)	6.403%	7/24/32	1,860,000	1,827,423	(a)(b)
Whitebox CLO Ltd., 2020-2A A1R (3 mo. USD LIBOR + 1.220%)	6.493%	10/24/34	1,750,000	1,712,813	(a)(b)
ZAIS CLO Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	6.750%	7/15/32	510,000	500,993	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $56,120,080)				55,146,201

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.7%
U.S. Government Obligations - 0.7%
U.S. Treasury Bonds	3.000%	2/15/48	1,020,000	862,737	(g)
U.S. Treasury Bonds	1.625%	11/15/50	230,000	142,582
U.S. Treasury Bonds	3.000%	8/15/52	140,000	119,030
U.S. Treasury Bonds	4.000%	11/15/52	10,000	10,283
U.S. Treasury Notes	4.000%	2/29/28	3,000,000	3,026,894
U.S. Treasury Notes	4.125%	11/15/32	4,278,000	4,437,422
U.S. Treasury Notes	3.500%	2/15/33	540,000	533,672

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $9,424,697)				9,132,620

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,173,771,804)				1,126,658,272

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2023 Quarterly Report	19

WESTERN ASSET SMASh SERIES C FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 3.0%
BNY Mellon Cash Reserve Fund (Cost - $36,289,972)	2.250%	36,289,972	$36,289,972	(h)

TOTAL INVESTMENTS - 96.1% (Cost - $1,210,061,776)			1,162,948,244
Other Assets in Excess of Liabilities - 3.9%			47,593,771

TOTAL NET ASSETS - 100.0%			$1,210,542,015

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(d)	Security is valued using significant unobservable inputs (Note 1).

(e)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At May 31, 2023, the total market value of investments in Affiliated Companies was $986,822 and the cost was $1,000,000 (Note 2).

(g)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(h)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Schedule of Investments.

20	Western Asset SMASh Series C Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2023

At May 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	599	9/23	$123,497,201	$123,291,048	$(206,153)
U.S. Treasury Long-Term Bonds	1,524	9/23	195,541,125	195,595,875	54,750
U.S. Treasury Ultra 10-Year Notes	47	9/23	5,634,573	5,661,297	26,724

					(124,679)

Contracts to Sell:
U.S. Treasury 5-Year Notes	369	9/23	40,089,948	40,249,830	(159,882)
U.S. Treasury 10-Year Notes	2,394	9/23	274,394,916	274,038,188	356,728
U.S. Treasury Ultra Long-Term Bonds	269	9/23	36,306,128	36,819,375	(513,247)

					(316,401)

Net unrealized depreciation on open futures contracts					$(441,080)

At May 31, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.40 Index	$1,233,231,000	6/20/28	1.000% quarterly	$13,835,946	$9,163,597	$4,672,349

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2023 Quarterly Report	21

WESTERN ASSET SMASh SERIES C FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2023

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

22	Western Asset SMASh Series C Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series C Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadvisers do not charge investment management fees to the Fund.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee

23

Notes to Schedule of Investments (unaudited) (cont’d)

(the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

24

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$289,736,755	$5,517,062	$295,253,817
Other Corporate Bonds & Notes	—	667,956,024	—	667,956,024
Sovereign Bonds	—	99,169,610	—	99,169,610
Asset-Backed Securities	—	55,146,201	—	55,146,201
U.S. Government & Agency Obligations	—	9,132,620	—	9,132,620

Total Long-Term Investments	—	$1,121,141,210	$5,517,062	$1,126,658,272

Short-Term Investments†	—	36,289,972	—	36,289,972

Total Investments	—	$1,157,431,182	$5,517,062	$1,162,948,244

Other Financial Instruments:
Futures Contracts††	$438,202	—	—	$438,202
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	$4,672,349	—	4,672,349

Total Other Financial Instruments	$438,202	$4,672,349	—	$5,110,551

Total	$438,202	$1,162,103,531	$5,517,062	$1,168,058,795

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$879,282	—	—	$879,282

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in securities issued by Benefit Street Partners, a wholly-owned subsidiary of Franklin Resources. The following company was considered an

25

Notes to Schedule of Investments (unaudited) (cont’d)

affiliated company for all or some portion of the period ended May 31, 2023. The following transactions were effected in such company for the period ended May 31, 2023.

	Affiliate
	Value at	Purchased		Sold
	February 28, 2023	Cost	Shares/ Face amount	Proceeds	Shares/ Face amount
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	$992,388	—	—	—	—

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2023
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	—	$15,818	$(5,566)	$986,822

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